Shareholder Report	12 Months Ended	120 Months Ended
	Oct. 31, 2024 USD ($) Holding	Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Two Roads Shared Trust
Entity Central Index Key	0001552947
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000218403
Shareholder Report [Line Items]
Fund Name	LeaderShares Activist Leaders ETF
Trading Symbol	ACTV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about LeaderShares Activist Leaders ETF for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.leadersharesetfs.com. You can also request this information by contacting us at 1-888-617-1444.
Additional Information Phone Number	1-888-617-1444
Additional Information Website	www.leadersharesetfs.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LeaderShares Activist Leaders ETF	$81	0.75%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.75%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (October 26, 2020)
LeaderShares Activist Leaders ETF - NAV	17.17%	8.94%
S&P 500® Index	38.02%	15.51%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		Oct. 26, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 31, 2024
AssetsNet	$ 69,970,100	$ 69,970,100
Holdings Count | Holding	50	50
Advisory Fees Paid, Amount	$ 615,328
InvestmentCompanyPortfolioTurnover	90.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$69,970,100
Number of Portfolio Holdings	50
Advisory Fee	$615,328
Portfolio Turnover	90%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

C000218404
Shareholder Report [Line Items]
Fund Name	LeaderShares AlphaFactor Tactical Focused ETF
Trading Symbol	LSAT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about LeaderShares AlphaFactor Tactical Focused ETF for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.leadersharesetfs.com. You can also request this information by contacting us at 1-888-617-1444.
Additional Information Phone Number	1-888-617-1444
Additional Information Website	www.leadersharesetfs.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LeaderShares AlphaFactor Tactical Focused ETF	$113	0.99%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	0.99%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (October 26, 2020)
LeaderShares AlphaFactor Tactical Focused ETF - NAV	27.93%	14.62%
S&P 500® Index	38.02%	15.51%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		Oct. 26, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 31, 2024
AssetsNet	$ 122,195,560	$ 122,195,560
Holdings Count | Holding	30	30
Advisory Fees Paid, Amount	$ 1,388,273
InvestmentCompanyPortfolioTurnover	107.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$122,195,560
Number of Portfolio Holdings	30
Advisory Fee	$1,388,273
Portfolio Turnover	107%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

C000200720
Shareholder Report [Line Items]
Fund Name	LeaderShares AlphaFactor US Core Equity ETF
Trading Symbol	LSAF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about LeaderShares AlphaFactor US Core Equity ETF for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.leadersharesetfs.com. You can also request this information by contacting us at 1-888-617-1444.
Additional Information Phone Number	1-888-617-1444
Additional Information Website	www.leadersharesetfs.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LeaderShares AlphaFactor U.S. Core Equity ETF	$88	0.75%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.75%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (October 1, 2018)
LeaderShares AlphaFactor U.S. Core Equity ETF - NAV	34.79%	10.63%	9.11%
S&P 500® Index	38.02%	15.27%	13.50%
Leadershares AlphaFactor US Core Equity ETF Index	36.17%	11.59%	10.07%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		Oct. 01, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 31, 2024
AssetsNet	$ 156,310,878	$ 156,310,878
Holdings Count | Holding	100	100
Advisory Fees Paid, Amount	$ 1,109,457
InvestmentCompanyPortfolioTurnover	146.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$156,310,878
Number of Portfolio Holdings	100
Advisory Fee	$1,109,457
Portfolio Turnover	146%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

C000228396
Shareholder Report [Line Items]
Fund Name	LeaderShares Dynamic Yield ETF
Trading Symbol	DYLD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about LeaderShares Dynamic Yield ETF for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.leadersharesetfs.com. You can also request this information by contacting us at 1-888-617-1444.
Additional Information Phone Number	1-888-617-1444
Additional Information Website	www.leadersharesetfs.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LeaderShares Dynamic Yield ETF	$79	0.75%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.75%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (June 28, 2021)
LeaderShares Dynamic Yield ETF - NAV	9.80%	0.02%
Bloomberg U.S. Aggregate Bond Index	10.55%	-1.93%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		Jun. 28, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 31, 2024
AssetsNet	$ 68,079,841	$ 68,079,841
Holdings Count | Holding	226	226
Advisory Fees Paid, Amount	$ 548,013
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$68,079,841
Number of Portfolio Holdings	226
Advisory Fee	$548,013
Portfolio Turnover	47%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Corporate Bonds	55.7%
U.S. Government & Agencies	44.3%

C000218405
Shareholder Report [Line Items]
Fund Name	LeaderShares Equity Skew ETF
Trading Symbol	SQEW
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about LeaderShares Equity Skew ETF for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.leadersharesetfs.com. You can also request this information by contacting us at 1-888-617-1444.
Additional Information Phone Number	1-888-617-1444
Additional Information Website	www.leadersharesetfs.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LeaderShares Equity Skew ETF	$84	0.75%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.75%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (May 11, 2020)
LeaderShares Equity Skew ETF - NAV	22.73%	10.56%
S&P 500® Index	38.02%	17.88%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		May 11, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 31, 2024
AssetsNet	$ 100,063,873	$ 100,063,873
Holdings Count | Holding	5	5
Advisory Fees Paid, Amount	$ 896,976
InvestmentCompanyPortfolioTurnover	190.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$100,063,873
Number of Portfolio Holdings	5
Advisory Fee	$896,976
Portfolio Turnover	190%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%